Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Significant accounting policies

Note 2 — Significant accounting policies

These unaudited Condensed interim financial statements have been prepared as of June 30, 2025 and for the six months period then ended. Accordingly, In the opinion of the Company, the accompanying unaudited condensed financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of June 30, 2025, and its results of operations for the six months ended June 30, 2025, and 2024, and cash flows for the same periods. The condensed balance sheet at December 31, 2024, was derived from audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements. The significant accounting policies that have been applied in the preparation of the unaudited consolidated Condensed financial statements are identical to those that were applied in preparation of the Company’s most recent annual financial statements for the year ended December 31, 2024. These unaudited Condensed financial statements should be read in conjunction with the audited financial statements and the accompanying notes of the Company for the year ended December 31, 2024 that are included in the Company’s Annual Report on Form 20-F, filed with the Securities and Exchange Commission on April 7, 2025 (the “Annual Report on Form 20-F”). The results of operations presented are not necessarily indicative of the results to be expected for the year ending December 31, 2025.

Recently issued accounting pronouncements, not yet adopted

As an emerging growth company, the Jumpstart Our Business Startup Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act.